Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of Relationship between Related Parties and Ku6 Media Co., Ltd.
Entity	Relationship to Ku6 Media Co., Ltd.
Xu Xudong (“Mr. Xu”)	Largest shareholder
Shanghai Qinhe Internet Technology Software Development Co., Ltd., (“Qinhe”)	Entity controlled by Mr. Xu
Shanda Interactive Entertainment Limited (“Shanda”)	Second largest shareholder
Shanda Computer (Shanghai) Co., Ltd. (“Shanda Computer”)	Wholly owned affiliate of Shanda
Shanghai Shanda Network Development Co., Ltd. (“Shanda Network”)	Wholly owned affiliate of Shanda
Shanda Media Group Ltd.	Wholly owned affiliate of Shanda
Shanda Capital Ltd.	Wholly owned affiliate of Shanda
Shanghai Shengle Information Technology Co., Ltd. (“Shengle”)	Wholly owned affiliate of Shanda
Shanghai Shengjin Software Development Co., Ltd. (“Shengjin”)	Wholly owned affiliate of Shanda

Schedule of Relationship between Entities No Longer Consolidated Affiliates by Shanda and Ku6 Media Co., Ltd.
Entity	Relationship to Ku6 Media Co., Ltd.
Shanghai Shengyue Advertising Co., Ltd. (“Shengyue”)	Wholly owned affiliate of Shanda until April 2014
Shanghai Shulong Technology Co., Ltd. (“Shanghai Shulong”)	Consolidated affiliate of Shanda Games Limited
Shanghai Shulong Computer Technology Co., Ltd. (“Shanghai Shulong Computer”)	Consolidated affiliate of Shanda Games Limited
Hurray! Media Co., Ltd.	Wholly owned affiliate of Shanda until May 2014
Shanda Games Ltd. (“Shanda Games”)	Majority owned affiliate of Shanda until September 2014
Seed Music Group Limited	Significant influence exercised by Shanda until May 2014

Schedule of Significant Related Party Transactions
	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014
Online advertising revenue received from Shengyue (Note A)	12,481,927	12,404,031	2,703,492
Promotional advertising revenue received from Qinhe (Note A)	—	—	1,613,606
Technical service fees in cost of revenues paid to Shanda Network (Note B)	—	335,504	673,899
Technical service fees in cost of revenues payable but forgiven by Shanda Network (Notes B, C)	—	—	235,876
Rental fee payable but forgiven by Shanda Network (Note C)	—	—	170,086
Rental fee payable but forgiven by Shengjin (Note C)	—	—	23,926
Interest expense payable but forgiven by Shanda Media Group Ltd. (Note C)	—	—	375,000
Receivables due from Hurray! Media Co., Ltd. to the Company but forgiven as to repayment (Note C)	—	—	1,246,641
Purchase of equipment from companies under control of Shanda	—	188,334	—
Equity contribution from Shanda (Note C)	—	—	5,847,070
Loan repayment from Shanda Capital Limited (Note D)	—	—	470,000
Loan repayment from Shanda Games Limited	13,900,000	3,300,000	—
Loan repayment to Shanghai Shulong Computer	6,769,544	—	—
Loan repayment to Shanghai Shulong	3,135,076	3,303,760	—
Loan to Shanda Capital Limited	470,000	13,865	—
Interest income from Shanda Games Limited	246,178	14,236	—
Interest income from Shanda Capital Limited (Note D)	10,575	14,620	3,388
Interest expense for loans from Shanghai Shulong Computer and Shanghai Shulong	448,011	16,365	—

Schedule of Accounts Receivable Balances Due from Related Parties
	December 31, 2013	December 31, 2014
Accounts receivable due from related parties
Shanghai Shengyue Advertising Co., Ltd.	6,313,489	—
Other companies under control of Shanda	208,495	972
	6,521,984	972

Schedule of Accounts Payable Balances Due to Related Parties
	December 31, 2013	December 31, 2014
Accounts payable due to related parties
Shanghai Shanda Network Development Co.,Ltd	355,820	709,911
Shanghai Shengle Information Technology Co., Ltd.	190,837	—
Other companies under control of Shanda	11	—
	546,668	709,911

Schedule of Other Receivables Balances Due from Related Parties
	December 31, 2013	December 31, 2014
Other receivables due from related parties
Hurray! Media Co., Ltd. (Note 1)	1,246,641	—
Seed Music Group Limited (Note 10)	—	—
Shanda Capital Limited	495,196	—
Other companies under control of Shanda	45,668	2,924
	1,787,505	2,924

Schedule of Other Payables Balances Due to Related Parties
	December 31, 2013	December 31, 2014
Other payables due to related parties
Shanda Media Group Limited	375,000	—
	375,000	—